Provisions - Total Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	£ 3,426	£ 1,908	[1]
Customer redress
Disclosure of other provisions [line items]
Provisions	1,985	530
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	418	226
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	216	326
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	526	542
Onerous contracts
Disclosure of other provisions [line items]
Provisions	0	5
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 281	£ 279

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.